                       LIQUIDITY PLUS MONEY MARKET FUND

                      Supplement Dated February 13, 2003
                      to Prospectus Dated April 30, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Directors of St. Clair Funds, Inc. ("St. Clair"), on behalf of the Liquidity Plus Money Market Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Directors of St. Clair;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--St. Clair, The Munder Framlington Funds Trust, The Munder Funds Trust, The Munder Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Directors is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Directors does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Directors of the Board, seven of which are currently members of the Board of Directors.

   The Board of Directors has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPLIQ203

               MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
              MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                    MUNDER INSTITUTIONAL MONEY MARKET FUND
                                Class K Shares

                      Supplement Dated February 13, 2003
                      to Prospectus Dated April 30, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Directors of St. Clair Funds, Inc. ("St. Clair"), on behalf of the Munder Institutional S&P MidCap Index Equity Fund, the Munder Institutional S&P SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund (each, a "Fund" and collectively, the "Funds"), approved several matters, including the reorganization and redomiciliation of the Funds into corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Funds, and called a special meeting of the shareholders of the Funds to vote on these matters. More specifically, at the special meeting, shareholders of the Funds will be asked to:

      1. approve the election of Directors of St. Clair;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of each Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of each Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--St. Clair, The Munder Framlington Funds Trust, The Munder Funds Trust, The Munder Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Funds' shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of each Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Funds' shareholders, immediately after the Reorganization, shareholders of each Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Directors is recommending that shareholders of each Fund approve the amendment or the elimination of certain of the Funds' fundamental investment restrictions. The proposed changes in each Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow each Fund greater flexibility to respond to future investment opportunities, the Board of Directors does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Funds or the manner in which the Funds are managed.

   Finally, Fund shareholders will be asked to elect eight Directors of the Board, seven of which are currently members of the Board of Directors.

   The Board of Directors has determined that shareholders of the Funds will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPINSTK203

               MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
              MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                    MUNDER INSTITUTIONAL MONEY MARKET FUND
                                Class Y Shares

                      Supplement Dated February 13, 2003
                      to Prospectus Dated April 30, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Directors of St. Clair Funds, Inc. ("St. Clair"), on behalf of the Munder Institutional S&P MidCap Index Equity Fund, the Munder Institutional S&P SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund (each, a "Fund" and collectively, the "Funds"), approved several matters, including the reorganization and redomiciliation of the Funds into corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Funds, and called a special meeting of the shareholders of the Funds to vote on these matters. More specifically, at the special meeting, shareholders of the Funds will be asked to:

      1. approve the election of Directors of St. Clair;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of each Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of each Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--St. Clair, The Munder Framlington Funds Trust, The Munder Funds Trust, The Munder Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Funds' shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of each Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Funds' shareholders, immediately after the Reorganization, shareholders of each Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Directors is recommending that shareholders of each Fund approve the amendment or the elimination of certain of the Funds' fundamental investment restrictions. The proposed changes in each Fund's fundamental investment polices are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow each Fund greater flexibility to respond to future investment opportunities, the Board of Directors does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Funds or the manner in which the Funds are managed.

   Finally, Fund shareholders will be asked to elect eight Directors of the Board, seven of which are currently members of the Board of Directors.

   The Board of Directors has determined that shareholders of the Funds will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPINSTY203

               MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                    MUNDER INSTITUTIONAL MONEY MARKET FUND
                    Preferred (Y-2) & Investor (Y-3) Shares

                      Supplement Dated February 13, 2003
       to Prospectus Dated April 30, 2002 as restated September 12, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Directors of St. Clair Funds, Inc. ("St. Clair"), on behalf of the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund (each, a "Fund" and collectively, the "Funds"), approved several matters, including the reorganization and redomiciliation of the Funds into corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Funds, and called a special meeting of the shareholders of the Funds to vote on these matters. More specifically, at the special meeting, shareholders of the Funds will be asked to:

      1. approve the election of Directors of St. Clair;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of each Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of each Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--St. Clair, The Munder Framlington Funds Trust, The Munder Funds Trust, The Munder Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Funds' shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of each Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Funds' shareholders, immediately after the Reorganization, shareholders of each Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Directors is recommending that shareholders of each Fund approve the amendment or the elimination of certain of the Funds' fundamental investment restrictions. The proposed changes in each Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow each Fund greater flexibility to respond to future investment opportunities, the Board of Directors does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Funds or the manner in which the Funds are managed.

   Finally, Fund shareholders will be asked to elect eight Directors of the Board, seven of which are currently members of the Board of Directors.

   The Board of Directors has determined that shareholders of the Funds will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPGVTMNY203